Condensed Statements of Stockholders' Equity/Divisional Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Statement Of Stockholders Equity [Abstract]
Offering costs	$ 727